QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS	July 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS – 99.8%
COMMUNICATION SERVICES – 4.1%
Activision Blizzard, Inc.*	59	$5,473
Alphabet, Inc., Class A*	698	92,639
AT&T, Inc.	480	6,970
BCE, Inc.	176	7,607
Comcast Corp., Class A	201	9,097
Electronic Arts, Inc.	35	4,772
Meta Platforms, Inc., Class A*	117	37,276
Netflix, Inc.*	22	9,657
Spotify Technology SA*	22	3,287
TELUS Corp.	324	5,764
T-Mobile US, Inc.*	97	13,364
Trade Desk, Inc. (The), Class A*	25	2,281
Verizon Communications, Inc.	298	10,156
Walt Disney Co. (The)*	79	7,022
Warner Bros Discovery, Inc.*	154	2,013
		217,378
CONSUMER DISCRETIONARY – 8.4%
Airbnb, Inc., Class A*	16	2,435
Amazon.com, Inc.*	601	80,342
AutoZone, Inc.*	1	2,482
Booking Holdings, Inc.*	2	5,942
Chipotle Mexican Grill, Inc.*	3	5,887
DR Horton, Inc.	364	46,235
Ferrari NV	14	4,485
Ford Motor Co.	145	1,915
Home Depot, Inc. (The)	56	18,695
Las Vegas Sands Corp.*	26	1,555
Lennar Corp., Class A	20	2,537
Lowe's Cos., Inc.	29	6,794
Lululemon Athletica, Inc.*	4	1,514
Magna International, Inc.	36	2,316
McDonald's Corp.	49	14,367
MercadoLibre, Inc.*	1	1,238
NVR, Inc.*	8	50,451
O'Reilly Automotive, Inc.*	6	5,555
Pool Corp.	250	96,185
Ross Stores, Inc.	20	2,293
Starbucks Corp.	67	6,805
Stellantis NV	114	2,343
Tesla, Inc.*	164	43,858
TJX Cos., Inc. (The)	72	6,230
TopBuild Corp.*	90	24,654
Yum! Brands, Inc.	20	2,753
		439,866
CONSUMER STAPLES – 7.7%
Altria Group, Inc.	158	7,176
Archer-Daniels-Midland Co.	449	38,147
Bunge Ltd.	267	29,015
Casey's General Stores, Inc.	182	45,984
Church & Dwight Co., Inc.	282	26,979

	Number of Shares	Value
COMMON STOCKS (Continued)
CONSUMER STAPLES (Continued)
Coca-Cola Co. (The)	305	$18,889
Colgate-Palmolive Co.	83	6,330
Costco Wholesale Corp.	180	100,921
Dollar Tree, Inc.*	31	4,784
Estee Lauder Cos., Inc. (The), Class A	8	1,440
General Mills, Inc.	86	6,428
Hershey Co. (The)	20	4,626
Kenvue, Inc.*	91	2,155
Kimberly-Clark Corp.	41	5,293
Kroger Co. (The)	100	4,864
Mondelez International, Inc., Class A	121	8,970
Monster Beverage Corp.*	86	4,944
PepsiCo, Inc.	100	18,746
Philip Morris International, Inc.	113	11,268
Procter & Gamble Co. (The)	157	24,539
Sysco Corp.	42	3,205
Target Corp.	20	2,729
Walmart, Inc.	176	28,135
		405,567
ENERGY – 2.7%
Baker Hughes Co.	64	2,291
Cameco Corp.	63	2,215
Canadian Natural Resources Ltd.	125	7,600
Cenovus Energy, Inc.	193	3,671
Chevron Corp.	119	19,476
ConocoPhillips	76	8,947
Devon Energy Corp.	37	1,998
Enbridge, Inc.	323	11,886
Energy Transfer LP	325	4,319
Enterprise Products Partners LP	228	6,044
EOG Resources, Inc.	36	4,771
Exxon Mobil Corp.	246	26,381
Hess Corp.	14	2,124
Marathon Petroleum Corp.	18	2,394
MPLX LP	148	5,255
Occidental Petroleum Corp.	74	4,672
Pembina Pipeline Corp.	85	2,693
Phillips 66	33	3,681
Pioneer Natural Resources Co.	24	5,416
Schlumberger Ltd.	58	3,384
Suncor Energy, Inc.	116	3,630
TC Energy Corp.	170	6,098
Valero Energy Corp.	19	2,449
Williams Cos., Inc. (The)	86	2,963
		144,358
FINANCIALS – 8.2%
Aflac, Inc.	22	1,592
American Express Co.	32	5,404
American International Group, Inc.	32	1,929
Ameriprise Financial, Inc.	6	2,091

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	July 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
FINANCIALS (Continued)
Aon PLC, Class A	16	$5,096
Apollo Global Management, Inc.	26	2,124
Arthur J Gallagher & Co.	20	4,296
Bank of America Corp.	424	13,568
Bank of Montreal	78	7,248
Bank of New York Mellon Corp. (The)	43	1,950
Bank of Nova Scotia (The)	147	7,403
Berkshire Hathaway, Inc., Class B*	134	47,163
BlackRock, Inc.	6	4,433
Blackstone, Inc.	20	2,096
Block, Inc.*	29	2,335
Brookfield Asset Management Ltd., Class A	47	1,585
Brookfield Corp.	118	4,118
Canadian Imperial Bank of Commerce	80	3,526
Capital One Financial Corp.	17	1,989
Charles Schwab Corp. (The)	66	4,363
Chubb Ltd.	35	7,154
Citigroup, Inc.	97	4,623
CME Group, Inc.	41	8,157
FactSet Research Systems, Inc.	59	25,667
Fidelity National Information Services, Inc.	32	1,932
Fiserv, Inc.*	49	6,184
Goldman Sachs Group, Inc. (The)	18	6,406
Intercontinental Exchange, Inc.	36	4,133
JPMorgan Chase & Co.	172	27,169
KKR & Co., Inc.	34	2,019
Manulife Financial Corp.	200	4,000
Marsh & McLennan Cos., Inc.	38	7,160
Mastercard, Inc., Class A	54	21,291
MetLife, Inc.	35	2,204
Moody's Corp.	93	32,806
Morgan Stanley	84	7,691
MSCI, Inc.	4	2,192
PayPal Holdings, Inc.*	23	1,744
PNC Financial Services Group, Inc. (The)	16	2,190
Progressive Corp. (The)	47	5,921
Prudential Financial, Inc.	22	2,123
Royal Bank of Canada	190	18,835
S&P Global, Inc.	122	48,130
Sun Life Financial, Inc.	80	4,209
Toronto-Dominion Bank (The)	251	16,551
Truist Financial Corp.	58	1,927
US Bancorp	58	2,301
Visa, Inc., Class A	96	22,822
Wells Fargo & Co.	173	7,986
		429,836
HEALTH CARE – 15.6%
Abbott Laboratories	123	13,694

	Number of Shares	Value
COMMON STOCKS (Continued)
HEALTH CARE (Continued)
AbbVie, Inc.	133	$19,894
Agilent Technologies, Inc.	16	1,948
Alcon, Inc.	41	3,482
AmerisourceBergen Corp.	27	5,046
Amgen, Inc.	42	9,834
Becton Dickinson & Co	23	6,408
Biogen, Inc.*	13	3,513
Boston Scientific Corp.*	139	7,207
Bristol-Myers Squibb Co.	170	10,572
Centene Corp.*	48	3,268
Charles River Laboratories International, Inc.*	156	32,688
Cigna Corp.	106	31,281
CVS Health Corp.	82	6,125
Danaher Corp.	44	11,223
DaVita, Inc.*	553	56,400
Dexcom, Inc.*	29	3,612
Edwards Lifesciences Corp.*	55	4,514
Elevance Health, Inc.	15	7,074
Eli Lilly & Co.	61	27,728
GE HealthCare Technologies, Inc.	19	1,482
Gilead Sciences, Inc.	99	7,538
Humana, Inc.	159	72,636
IDEXX Laboratories, Inc.*	123	68,232
Intuitive Surgical, Inc.*	24	7,786
IQVIA Holdings, Inc.*	8	1,790
Johnson & Johnson	175	29,318
Laboratory Corp. of America Holdings	105	22,463
McKesson Corp.	70	28,168
Medtronic PLC	108	9,478
Merck & Co., Inc.	180	19,197
Mettler-Toledo International, Inc.*	35	44,011
Moderna, Inc.*	31	3,647
Pfizer, Inc.	401	14,460
Regeneron Pharmaceuticals, Inc.*	9	6,677
ResMed, Inc.	15	3,335
Seagen, Inc.*	26	4,986
Stryker Corp.	31	8,786
Thermo Fisher Scientific, Inc.	22	12,071
UnitedHealth Group, Inc.	215	108,870
Veeva Systems, Inc., Class A*	128	26,140
Vertex Pharmaceuticals, Inc.*	17	5,990
West Pharmaceutical Services, Inc.	109	40,116
Zimmer Biomet Holdings, Inc.	30	4,145
Zoetis, Inc.	22	4,138
		820,971
INDUSTRIALS – 19.2%
3M Co.	15	1,673
AMETEK, Inc.	17	2,696
Automatic Data Processing, Inc.	22	5,440
Boeing Co. (The)*	33	7,882

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Continued)	July 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
Booz Allen Hamilton Holding Corp.	575	$69,621
Broadridge Financial Solutions, Inc.	174	29,218
Builders FirstSource, Inc.*	348	50,262
CACI International, Inc., Class A*	78	27,334
Canadian National Railway Co.	89	10,789
Canadian Pacific Kansas City Ltd.	130	10,698
Carrier Global Corp.	42	2,501
Caterpillar, Inc.	21	5,569
CH Robinson Worldwide, Inc.	605	60,609
Cintas Corp.	77	38,657
Copart, Inc.*	29	2,563
CSX Corp.	141	4,698
Cummins, Inc.	132	34,426
Deere & Co.	15	6,444
Donaldson Co., Inc.	448	28,148
Eaton Corp. PLC	17	3,490
EMCOR Group, Inc.	175	37,632
Emerson Electric Co.	31	2,832
Expeditors International of Washington, Inc.	577	73,452
Fastenal Co.	582	34,111
FedEx Corp.	10	2,699
Ferguson PLC	12	1,939
General Dynamics Corp.	19	4,248
General Electric Co.	64	7,311
GFL Environmental, Inc.	64	2,185
Graco, Inc.	288	22,847
Honeywell International, Inc.	36	6,989
Huntington Ingalls Industries, Inc.	109	25,034
Illinois Tool Works, Inc.	12	3,160
Jacobs Solutions, Inc.	300	37,623
JB Hunt Transport Services, Inc.	296	60,366
Johnson Controls International PLC	22	1,530
L3Harris Technologies, Inc.	14	2,653
Lincoln Electric Holdings, Inc.	129	25,892
Lockheed Martin Corp.	19	8,481
Masco Corp.	515	31,250
Norfolk Southern Corp.	19	4,438
Northrop Grumman Corp.	11	4,895
Old Dominion Freight Line, Inc.	6	2,517
Otis Worldwide Corp.	17	1,546
PACCAR, Inc.	26	2,239
Parker-Hannifin Corp.	4	1,640
Paychex, Inc.	17	2,133
Pentair PLC	529	36,766
Republic Services, Inc.	36	5,440
Rockwell Automation, Inc.	104	34,974
RTX Corp.	94	8,265
SiteOne Landscape Supply, Inc.*	183	31,110
Tetra Tech, Inc.	131	22,167
Thomson Reuters Corp.	81	10,954
Trane Technologies PLC	9	1,795

	Number of Shares	Value
COMMON STOCKS (Continued)
INDUSTRIALS (Continued)
TransDigm Group, Inc.	4	$3,599
Uber Technologies, Inc.*	145	7,172
Union Pacific Corp.	39	9,049
United Rentals, Inc.	3	1,394
Verisk Analytics, Inc.	19	4,350
Waste Connections, Inc.	55	7,764
Waste Management, Inc.	41	6,715
WW Grainger, Inc.	2	1,477
		1,007,351
INFORMATION TECHNOLOGY – 25.7%
Accenture PLC, Class A	169	53,463
Adobe, Inc.*	17	9,285
Advanced Micro Devices, Inc.*	65	7,436
Akamai Technologies, Inc.*	254	24,003
Amdocs Ltd.	331	30,995
Amphenol Corp., Class A	18	1,590
Analog Devices, Inc.	22	4,390
Apple, Inc.	929	182,502
Applied Materials, Inc.	415	62,910
Arista Networks, Inc.*	9	1,396
Arrow Electronics, Inc.*	352	50,174
Autodesk, Inc.*	7	1,484
Broadcom, Inc.	20	17,973
Cadence Design Systems, Inc.*	6	1,404
CGI, Inc.*	44	4,470
Cisco Systems, Inc.	240	12,490
Cognizant Technology Solutions Corp., Class A	908	59,955
Crowdstrike Holdings, Inc., Class A*	11	1,778
Entegris, Inc.	252	27,647
EPAM Systems, Inc.*	213	50,441
Flex Ltd.*	997	27,278
Fortinet, Inc.*	38	2,953
GLOBALFOUNDRIES, Inc.*	30	1,911
HP, Inc.	60	1,970
Intel Corp.	218	7,798
International Business Machines Corp.	65	9,372
Intuit, Inc.	9	4,605
Jabil, Inc.	260	28,774
Keysight Technologies, Inc.*	11	1,772
KLA Corp.	76	39,060
Lam Research Corp.	74	53,168
Manhattan Associates, Inc.*	151	28,784
Marvell Technology, Inc.	30	1,954
Microchip Technology, Inc.	23	2,161
Micron Technology, Inc.	47	3,355
Microsoft Corp.	548	184,084
Monolithic Power Systems, Inc.	40	22,380
Motorola Solutions, Inc.	17	4,873
NVIDIA Corp.	132	61,682
NXP Semiconductors NV	10	2,230

QRAFT AI-Enhanced U.S. Large Cap ETF SCHEDULE OF INVESTMENTS (Concluded)	July 31, 2023 (Unaudited)

	Number of Shares	Value
COMMON STOCKS (Continued)
INFORMATION TECHNOLOGY (Continued)
ON Semiconductor Corp.*	20	$2,155
Oracle Corp.	149	17,467
Palantir Technologies, Inc., Class A*	118	2,341
Palo Alto Networks, Inc.*	16	3,999
Qorvo, Inc.*	254	27,945
QUALCOMM, Inc.	450	59,476
Roper Technologies, Inc.	7	3,451
Salesforce, Inc.*	60	13,501
ServiceNow, Inc.*	6	3,498
Shopify, Inc., Class A*	146	9,867
Skyworks Solutions, Inc.	336	38,428
Snowflake, Inc., Class A*	13	2,310
Synopsys, Inc.*	4	1,807
TD SYNNEX Corp.	264	26,059
TE Connectivity Ltd.	14	2,009
Texas Instruments, Inc.	196	35,280
VMware, Inc., Class A*	21	3,310
Workday, Inc., Class A*	8	1,897
		1,350,750
MATERIALS – 5.0%
Agnico Eagle Mines Ltd.	168	8,805
Air Products and Chemicals, Inc.	10	3,053
Avery Dennison Corp.	264	48,579
Barrick Gold Corp.	577	9,976
Berry Global Group, Inc.	521	34,162
Celanese Corp.	287	35,987
Corteva, Inc.	35	1,975
Dow, Inc.	29	1,638
DuPont de Nemours, Inc.	26	2,018
Ecolab, Inc.	20	3,663
Franco-Nevada Corp.	48	7,000
Linde PLC	32	12,501
LyondellBasell Industries NV, Class A	406	40,137
Newmont Corp.	181	7,769
Nucor Corp.	13	2,237
Nutrien Ltd.	54	3,720
PPG Industries, Inc.	13	1,871
Reliance Steel & Aluminum Co.	79	23,136
Sherwin-Williams Co. (The)	12	3,318
Southern Copper Corp.	26	2,273
Vulcan Materials Co.	13	2,867
Wheaton Precious Metals Corp.	124	5,559
		262,244
REAL ESTATE – 1.7%
American Tower Corp., REIT	32	6,090
CoStar Group, Inc.*	22	1,847
Crown Castle, Inc., REIT	26	2,815
Digital Realty Trust, Inc., REIT	17	2,119
Equinix, Inc., REIT	5	4,050
FirstService Corp.	290	45,423

	Number of Shares	Value
COMMON STOCKS (Continued)
REAL ESTATE (Continued)
Prologis, Inc., REIT	57	$7,111
Public Storage, REIT	19	5,353
Realty Income Corp., REIT	74	4,512
Simon Property Group, Inc., REIT	17	2,118
VICI Properties, Inc., REIT	92	2,896
Welltower, Inc., REIT	55	4,518
		88,852
UTILITIES – 1.5%
American Electric Power Co., Inc.	67	5,678
Brookfield Infrastructure Partners LP	66	2,355
Consolidated Edison, Inc.	64	6,071
Dominion Energy, Inc.	113	6,051
Duke Energy Corp.	80	7,490
Exelon Corp.	133	5,567
Fortis, Inc.	140	5,968
NextEra Energy, Inc.	146	10,702
PG&E Corp.*	338	5,952
Public Service Enterprise Group, Inc.	65	4,103
Sempra	37	5,514
Southern Co. (The)	109	7,885
Xcel Energy, Inc.	89	5,583
		78,919
TOTAL COMMON STOCKS
(Cost $4,776,501)		5,246,092

SHORT-TERM INVESTMENTS – 0.2%
Invesco Government & Agency Portfolio - Institutional Class, 5.18%(a)	10,596	10,596
TOTAL SHORT-TERM INVESTMENTS
(Cost $10,596)		10,596
TOTAL INVESTMENTS – 100.0%
(Cost $4,787,097)		5,256,688
Liabilities in Excess of Other Assets – (0.0)%		(140)
TOTAL NET ASSETS – 100.0%		$5,256,548

*	Non-income producing security.
(a)	The rate is the annualized seven-day yield at period end.

REIT:	Real Estate Investment Trust